AMOUNTS DUE TO RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Maius Pharmaceutical Co. Ltd [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES

Amounts due to related parties consisted of the following as of March 31, 2025 (unaudited), and September 30, 2024:

	Relationship	Description	2025 (unaudited)	2024
Xingwei Xue	Shareholder	Loan	$732,911	$754,545
Mingfeng Shi	Shareholder	Loan	457,324	468,174
Lili Zhang	Shareholder	Loan	43,228	44,286
Xinrong Yang	Shareholder	Loan	230,301	214,227
Beijing Genesis	Shareholder	Loan	71,890	73,642
Xingkang Xiao	Shareholder	Loan	79,096	81,024
Tong Xue	Shareholder	Loan	50,323	51,549
Weiping Yi	Shareholder	Loan	22,694	23,247
Pan Yan	Shareholder	Loan	22,694	23,247
Bo Wang	Shareholder	Loan	21,483	22,007
Lianping Jin	Shareholder	Loan	284,840	291,783
Yu Xi	Shareholder	Loan	70,489	-
Xiaoyu Li	Shareholder	Loan	55,446	56,798
ELITE RAINBOW LIMITED	Shareholder	Loan	1,394,882	1,143,666
Total			$3,537,601	$3,248,195

Amounts due to related parties consisted of the following as of September 30, 2024, and 2023:

	Relationship	Description	2024	2023
Xingwei Xue	Shareholder	Loan	$754,545	$456,161
Mingfeng Shi	Shareholder	Loan	468,174	457,229
Lili Zhang	Shareholder	Loan	44,286	43,223
Xinrong Yang	Shareholder	Loan	214,227	209,083
Beijing Genesis	Shareholder	Loan	73,642	71,874
Xingkang Xiao	Shareholder	Loan	81,024	79,078
Tong Xue	Shareholder	Loan	51,549	50,312
Weiping Yi	Shareholder	Loan	23,247	22,689
Pan Yan	Shareholder	Loan	23,247	22,689
Bo Wang	Shareholder	Loan	22,007	21,478
Lianping Jin	Shareholder	Loan	291,783	284,777
Xiaoyu Li	Shareholder	Loan	56,798	55,433
ELITE RAINBOW LIMITED	Shareholder	Loan	1,143,666	838,020
Total			$3,248,195	$2,612,046